Subsequent Events - Q1 (Details) - shares	Apr. 12, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Common Stock, Shares Authorized	600,000,000	100,000,000	100,000,000	100,000,000